Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net
NOTE 4 - ACCOUNTS RECEIVABLE, NET
        Accounts receivable consist of the following:

	December 31,	December 31,
	2013	2012
Accounts receivable	$16,911	$8,236
Less: Provision for doubtful receivables	(613)	(458)
Accounts receivable, net	$16,298	$7,778

.

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2013	$(458)	$(155)	$—	$ (613)
Year ended December 31, 2012	$(49)	$(409)	$—	$ (458)
Year ended December 31, 2011	$(49)	$—	$—	$ (49)